FAIR VALUE ELECTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value, Option, Aggregate Differences [Abstract]
Schedule of financial instruments selected for changes in fair value gains and losses
The following table presents the changes in fair value of those items for which the fair value option has been elected:

	Changes in fair value gains (losses) for the
	years ended December 31,
In millions of dollars	2016	2015
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell selected portfolios of securities purchased under agreements to resell and securities borrowed	$(89)	$(153)
Trading account assets	404	(305)
Investments	(25)	57
Loans
Certain corporate loans(1)	40	(192)
Certain consumer loans(1)	—	3
Total loans	$40	$(189)
Other assets
MSRs	$(36)	$104
Certain mortgage loans held for sale(2)	284	331
Other assets	376	—
Total other assets	$624	$435
Total assets	$954	$(155)
Liabilities
Interest-bearing deposits	$(50)	$(94)
Federal funds purchased and securities loaned or sold under agreements to repurchase selected portfolios of securities sold under agreements to repurchase and securities loaned	45	3
Trading account liabilities	105	(60)
Short-term borrowings	(61)	(59)
Long-term debt	(935)	343
Total liabilities	$(896)	$133

(1)	Includes mortgage loans held by mortgage loan securitization VIEs consolidated upon the adoption of ASC 810, Consolidation (SFAS 167), on January 1, 2010.

(2)	Includes gains (losses) associated with interest rate lock-commitments for those loans that have been originated and elected under the fair value option.

Schedule of fair value of loans and other disclosures for certain credit related products
The following table provides information about certain credit products carried at fair value:

	December 31, 2016		December 31, 2015
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$9,824	$3,486	$9,314	$5,005
Aggregate unpaid principal balance in excess of fair value	758	18	980	280
Balance of non-accrual loans or loans more than 90 days past due	—	1	5	2
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	1	13	1

Schedule of fair value of loans and other disclosures for certain mortgage loans
The following table provides information about certain mortgage loans HFS carried at fair value:

In millions of dollars	December 31, 2016	December 31, 2015
Carrying amount reported on the Consolidated Balance Sheet	$915	$745
Aggregate fair value in excess of unpaid principal balance	8	20
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

Schedule of carrying value of structured notes, disaggregated by type of embedded derivative instrument
The following table provides information about the carrying value of structured notes, disaggregated by type of embedded derivative instrument:

In billions of dollars	December 31, 2016	December 31, 2015
Interest rate linked	$10.6	$9.6
Foreign exchange linked	0.2	0.3
Equity linked	12.3	9.9
Commodity linked	0.3	1.4
Credit linked	0.9	1.6
Total	$24.3	$22.8

Schedule of long-term debt carried at fair value, excluding debt issued by consolidated VIEs
The following table provides information about long-term debt carried at fair value:

In millions of dollars	December 31, 2016	December 31, 2015
Carrying amount reported on the Consolidated Balance Sheet	$26,254	$25,293
Aggregate unpaid principal balance in excess of (less than) fair value	(128)	1,569

Schedule of short-term borrowings carried at fair value
The following table provides information about short-term borrowings carried at fair value:

In millions of dollars	December 31, 2016	December 31, 2015
Carrying amount reported on the Consolidated Balance Sheet	$2,700	$1,207
Aggregate unpaid principal balance in excess of (less than) fair value	(61)	130